CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Accounts receivable allowance	$ 0	$ 33,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	41,666,667	41,666,667
Common stock, shares issued	18,064,838	12,330,859
Common stock, shares outstanding	18,064,838	12,330,859
Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock shares authorized	3,400,000	3,400,000
Series A Preferred Stock [Member]
Preferred stock, shares issued	66,667	66,667
Preferred stock, shares outstanding	66,667	66,667